Income Tax Expense	12 Months Ended
Dec. 31, 2023
Income Tax Expense [Abstract]
INCOME TAX EXPENSE

7.      INCOME TAX EXPENSE

Corporation Income Tax (“CIT”)

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

British Virgin Islands (“BVI”)

Under the current laws of the BVI, the Company’s subsidiary incorporated in BVI is not subject to tax on income or capital gains. Additionally, upon payments of dividends by the BVI company to its respective shareholder, no BVI withholding tax will be imposed.

Hong Kong, PRC

Under the current Hong Kong Inland Revenue Ordinance, a two-tier corporate income tax system was implemented in Hong Kong, which is 8.25% for the first HK$2.0 million taxable income, and 16.5% for the subsequent taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax. The Company did not make any provision for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong for any of the periods presented.

Mainland, PRC

The Company’s subsidiary, Beijing Feitian, was incorporated in the PRC and is subject to PRC Enterprise Income Tax (“EIT”) on the taxable income in accordance with the relevant PRC income tax laws. On March 16, 2007, the National People’s Congress enacted a new enterprise income tax law, which took effect on January 1, 2008. The law applies a uniform 25% enterprise income tax rate to both foreign invested enterprises and domestic enterprises.

According to Caishui [2019] No.13, Caishui [2021] No.12, small and low-profit enterprises shall meet three conditions for enjoying preferential tax conditions, including (i) annual taxable income of no more than RMB 3 million (approximately $422,541), (ii) no more than 300 employees, and (iii) total assets of no more than RMB 50 million (approximately $7,042,353). According to Caishui [2021] No.8, which became effective on January 1, 2021 and until December 31, 2022, small, low-profit enterprises whose annual taxable income is no more than RMB 1 million (approximately $140,847) are subject to the preferential income tax rate 2.5% (only 12.5% of such taxable income shall be subject to enterprises income tax at a tax rate of 20%).

According to Caishui [2022] No.13, which became effective on January 1, 2022 and until December 31, 2024, small, low-profit enterprises whose annual taxable income exceed RMB 1 million (approximately $140,847) but no more than RMB 3 million (approximately $422,541) are subject to the preferential income tax rate of 5% (only 25% of such taxable income shall be subject to enterprises income tax at a tax rate of 20%).

In accordance with the announcement of the Ministry of Finance and the State Taxation Administration [2023] No.6, which was effective from January 1, 2023 to December 31, 2024, the preferential tax rate became 5% on taxable income below RMB1 million (US$140,847). According to the announcement of the Ministry of Finance and the State Taxation Administration [2023] No.12, which became effective on August 2, 2023 and until December 31, 2027, small, low-profit enterprises are subject to the preferential income tax rate of 5% (only 25% of such taxable income shall be subject to enterprises income tax at a tax rate of 20%).

Our loss for the financial year 2023 is $260,508 (RMB 1,831,134). We are one of the small and micro-profit companies as defined, and thus are eligible for the above beneficiary tax rate at 5% for the taxable profit of no more than RMB 3 million (approximately $422,541) for fiscal year 2023.

The following table presents the provision for income taxes from continuing operations:

	Year Ended December 31, 2022	Year Ended December 31, 2023
Income tax expense:
Current income tax expense	$(10,863)	$—
Deferred income tax benefit	(2,090)	(19,291)
Total	$(12,953)	$(19,291)

1)      Current tax

Reconciliation from operating profit to current income tax expenses:

	Year Ended December 31, 2022	Year Ended December 31, 2023
Profit/(loss) before income tax	$71,027	$(260,508)
PRC statutory income tax rate	25%	25%
Income tax expense/(benefit) computed at the PRC statutory tax rate	17,757	(65,127)
Tax benefit from return-to-provision adjustment	(10,863)	—
Effect of preferential tax rate	(15,982)	52,102
Additional deduction for R&D expenses	(4,128)	(3,634)
Non-deductible expenses	263	164
Impact of changes in tax rates	—	(2,796)
Income tax expense/(benefit)	$(12,953)	$(19,291)
Effective tax rates	(18.24)%	7.41%

2)      Deferred tax

Components of deferred tax assets and liabilities were as follows:

	As of
	December 31, 2022	December 31, 2023
Deferred tax assets:
Allowance for doubtful accounts	$1,271	$3,567
Operating lease liabilities	5,458	7,791
Net operating loss carried forward	1,659	18,572
Balance at the end of the year	8,388	29,930
Deferred tax liabilities:
Operating lease right-of-use assets	(5,448)	(7,806)
Balance at the end of the year	(5,448)	(7,806)
Deferred tax assets, net	$2,940	$22,124

According to PRC tax regulations, the PRC net operating loss can generally be carried forward for a maximum of five years from the year following the year in which the loss was incurred. As of December 31, 2023, the Company had net operating losses of $372,444 in total, which include $65,271 remaining from 2021 and $307,174 from 2023. These can be used to offset future taxable income. These net losses of $65,271 and $307,174 are set to expire by 2027 and 2029, respectively, if they remain unused.

The Company evaluates each uncertain tax position, including the potential application of interest and penalties, based on the technical merits and measures the unrecognized benefits associated with the tax positions. As of December 31, 2022 and 2023, the Company did not have any significant unrecognized uncertain tax positions or any unrecognized liabilities, interest or penalties associated with unrecognized tax benefits. The Company does not anticipate significant changes in its uncertain tax benefits position over the next twelve months.

The Company considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, and the duration of statutory carry-forward periods. The Company has not established any valuation allowances for deferred tax assets as the Company determined it was more likely than not that the deferred tax assets would be realized before expiration.